Eaton Vance

Virginia Municipal Income Fund

November 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 96.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.2%
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	$1,000	$1,127,100
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	1,000	1,174,090

		$2,301,190

Education — 3.3%
Salem Economic Development Authority, (Roanoke College), 4.00%, 4/1/38	$525	$552,185
Salem Economic Development Authority, (Roanoke College), 4.00%, 4/1/40	200	209,032
University of Virginia, 5.00%, 4/1/38	1,320	1,642,291

		$2,403,508

Escrowed/Prerefunded — 7.3%
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), Prerefunded to 12/1/23, 6.25%, 12/1/33	$750	$877,643
Norfolk, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	845,168
Virginia, Prerefunded to 6/1/21, 5.00%, 6/1/31	2,000	2,048,500
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,504,412

		$5,275,723

General Obligations — 12.9%
Alexandria, 5.00%, 7/1/28	$1,000	$1,295,280
Arlington County, Prerefunded to 8/15/26, 5.00%, 8/15/32	1,000	1,267,490
Chesterfield County, 5.00%, 1/1/32	1,500	1,989,045
Culpeper, 5.00%, 8/1/25	1,350	1,644,125
Newport News, 5.00%, 8/1/28	1,000	1,250,560
Virginia Beach, 4.00%, 7/15/32	1,500	1,876,530

		$9,323,030

Hospital — 17.1%
Arlington County Industrial Development Authority, (Virginia Hospital Center), 4.00%, 7/1/39	$1,200	$1,422,372
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	3,840	4,153,152
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,144,720
Norfolk Economic Development Authority, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	750	968,655
Roanoke Economic Development Authority, (Carilion Clinic Obligated Group), 4.00%, 7/1/38	1,550	1,856,714
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,000	1,139,170
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	1,000	1,178,980
Winchester Economic Development Authority, (Valley Health System), Prerefunded to 1/1/24, 5.00%, 1/1/28	450	513,612

		$12,377,375

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 4.4%
King George County Industrial Development Authority, (Waste Management, Inc.), (AMT), 2.50%, 6/1/23	$2,000	$2,077,340
Louisa Industrial Development Authority, (Virginia Electric and Power Co.), 1.90% to 6/1/23 (Put Date), 11/1/35	1,000	1,037,500
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	60	61,856

		$3,176,696

Insured-Education — 4.0%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,872,507

		$2,872,507

Insured-Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,056,070

		$1,056,070

Insured-Transportation — 10.0%
Chesapeake Bay Bridge and Tunnel District, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$2,971,250
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,023,270
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,787,376
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	1,240	1,300,239
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	193,116

		$7,275,251

Lease Revenue/Certificates of Participation — 0.9%
Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	$500	$627,825

		$627,825

Other Revenue — 1.4%
Loudoun County Economic Development Authority, (Howard Hughes Medical Institute), 0.00%, 7/1/49	$2,500	$1,048,400

		$1,048,400

Senior Living/Life Care — 4.9%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$151,796
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	826,177
Hanover County Economic Development Authority, (Covenant Woods), 5.00%, 7/1/48	235	240,544
Norfolk Redevelopment and Housing Authority, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.00%, 1/1/34	1,000	1,065,540
Virginia Beach Development Authority, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,302,984

		$3,587,041

Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	$9	$8,420
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	17	14,914
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	17	14,166
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	22	16,824

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	$24	$16,942
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	231	69,337
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	188	40,790
Puerto Rico Sales Tax Financing Corp., 4.33%, 7/1/40	92	98,344
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	18	19,298
Puerto Rico Sales Tax Financing Corp., 4.54%, 7/1/53	3	3,217
Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	9	9,753
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	66	71,704
Puerto Rico Sales Tax Financing Corp., 4.78%, 7/1/58	37	40,280
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	167	184,196

		$608,185

Transportation — 10.5%
Metropolitan Washington, DC Airports Authority System, (AMT), 4.00%, 10/1/35	$500	$558,690
Metropolitan Washington, DC Airports Authority System, (AMT), 5.00%, 10/1/37	1,295	1,565,681
Metropolitan Washington, DC Airports Authority System, (AMT), 5.00%, 10/1/42	990	1,184,317
Norfolk Airport Authority, 5.00%, 7/1/37	1,000	1,224,710
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	572,765
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/29	1,000	1,263,000
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/37	1,000	1,224,030

		$7,593,193

Water and Sewer — 14.8%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,339,478
Fairfax County, Sewer Revenue, 4.00%, 7/15/37	1,000	1,161,570
Henrico County, Water and Sewer System Revenue, 3.00%, 5/1/46	1,000	1,102,690
Henrico County, Water and Sewer System Revenue, 4.00%, 5/1/31	1,500	1,868,475
Henrico County, Water and Sewer System Revenue, 5.00%, 5/1/28	1,000	1,251,730
Newport News, Water Revenue, 5.00%, 7/15/33	1,000	1,233,320
Virginia Beach, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,744,971

		$10,702,234

Total Tax-Exempt Municipal Securities — 96.9% (identified cost $64,312,418)		$70,228,228

Taxable Municipal Securities — 3.9%

Security	Principal Amount (000’s omitted)	Value
Education — 1.4%
Montgomery County Economic Development Authority, (Virginia Tech Foundation), 2.474%, 6/1/36	$1,000	$1,058,720

		$1,058,720

General Obligations — 1.1%
Blacksburg, 2.25%, 3/1/38	$775	$787,446

		$787,446

Security	Principal Amount (000’s omitted)	Value
Transportation — 1.4%
Virginia Port Authority, 2.449%, 7/1/40	$1,000	$1,002,530

		$1,002,530

Total Taxable Municipal Securities — 3.9% (identified cost $2,767,310)		$2,848,696

Total Investments — 100.8% (identified cost $67,079,728)		$73,076,924

Other Assets, Less Liabilities — (0.8)%		$(563,231)

Net Assets — 100.0%		$72,513,693

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2020, 15.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 11.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2020, the aggregate value of these securities is $61,856 or 0.1% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at November 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$70,228,228	$—	$70,228,228
Taxable Municipal Securities	—	2,848,696	—	2,848,696
Total Investments	$—	$73,076,924	$—	$73,076,924

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.